Prepaid Expenses and Other Current Assets - Summary of Prepaid Expenses and Other Current Assets (Details) - USD ($) $ in Thousands	Jun. 30, 2023	Dec. 31, 2022
Prepaid Expense and Other Assets, Current [Abstract]
U.K. R&D tax credit	$ 22,403	$ 15,232
Prepaid research and development	3,109	3,473
Prepaid insurance	1,835	1,151
VAT recoverable	627	771
Other current assets	3,525	2,615
Total	$ 31,499	$ 23,242